Note 11 - Financial Risk Management (Details Textual) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Total cash	$ 998,262	$ 574,587	$ 235,455
Total current liabilities	$ 2,732,374	$ 2,912,822	$ 1,101,946